Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure Of Deposits [line Items]
Deposits	$ 171,798
Deposits	733,390	$ 676,534
U.S. dollar [member]
Disclosure Of Deposits [line Items]
Deposits	250,886	219,195
Chile, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits	21,021	22,731
Mexico, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits	21,039	18,341
Other Foreign Currencies [member]
Disclosure Of Deposits [line Items]
Deposits	83,837	79,582
Non interest bearing deposits [member]
Disclosure Of Deposits [line Items]
Deposits	$ 137	$ 141